Marketable Securities (current and non-current) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Marketable securities classification
Current marketable securities	$ 280	$ 118
Non-current marketable securities	17	9
Total marketable securities	297	127
Corporate debt securities
Marketable securities classification
Current marketable securities	10	10
Foreign government agency securities
Marketable securities classification
Current marketable securities		10
Commercial paper
Marketable securities classification
Current marketable securities	14	12
Certificates of deposit/time deposits
Marketable securities classification
Current marketable securities	197	26
U.S. municipal securities
Marketable securities classification
Current marketable securities	3	3
Non-current marketable securities	17	9
Asset-backed securities
Marketable securities classification
Current marketable securities	56	57
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	31	26
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	18	10
Asset-backed securities Other asset-backed securities
Marketable securities classification
Current marketable securities	$ 7	$ 21